Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Components of income tax expense

The components of income tax expense reflected in the consolidated statements of income are as follows.

	Millions of yen
	Year ended March 31
	2011	2012	2013
Current:
Domestic	¥175	¥13,481	¥71,918
Foreign	5,956	7,650	6,164

Subtotal	6,131	21,131	78,082

Deferred:
Domestic	56,194	34,274	55,257
Foreign	(995)	3,498	(1,300)

Subtotal	55,199	37,772	53,957

Total	¥61,330	¥58,903	¥132,039

Effective income tax rate reflected in consolidated statements of income

The following table presents a reconciliation of the effective income tax rate reflected in the consolidated statements of income to Nomura’s effective statutory tax rate for the years ended March 31, 2011, 2012 and 2013.

	Year ended March 31
	2011	2012	2013
Our effective statutory tax rate	41.0%	41.0%	38.0%
Impact of:
Changes in deferred tax valuation allowance	1.6	(22.5)	(0.7)
Taxable items to be added on financial profit	5.3	3.8	1.5
Non-deductible expenses	16.6	23.3	12.9
Non-taxable revenue	(8.4)	(29.7)	(9.3)
Dividends from foreign subsidiaries	0.0	0.9	0.2
Tax effect of undistributed earnings of foreign subsidiaries	(0.0)	(1.1)	0.2
Different tax rate applicable to income (loss) of foreign subsidiaries	10.8	14.1	10.0
Effect of changes in domestic tax laws	—	45.7	0.9
Expiration of loss carryforwards	1.3	2.8	1.3
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	(1.3)	(8.8)	—
Other	(1.1)	(0.2)	0.5

Effective tax rate	65.8%	69.3%	55.5%

Details of deferred tax assets and liabilities

Details of deferred tax assets and liabilities are as follows.

	Millions of yen
	March 31
	2012	2013
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥70,406	¥10,043
Investments in subsidiaries and affiliates	177,522	177,175
Valuation of financial instruments	197,961	146,800
Accrued pension and severance costs	34,291	17,999
Other accrued expenses and provisions	84,628	106,436
Operating losses	313,245	341,177
Other	20,034	5,228

Gross deferred tax assets	898,087	804,858
Less—Valuation allowance	(490,986)	(522,220)

Total deferred tax assets	407,101	282,638

Deferred tax liabilities
Investments in subsidiaries and affiliates	78,262	88,631
Valuation of financial instruments	56,732	53,367
Undistributed earnings of foreign subsidiaries	3,167	2,960
Valuation of fixed assets	117,112	21,950
Other	14,077	4,210

Total deferred tax liabilities	269,350	171,118

Net deferred tax assets	¥137,751	¥111,520

Changes in valuation allowance for deferred tax assets

The allowances against deferred tax assets are determined based on a review of future realizable value. Changes in the valuation allowance for deferred tax assets are shown below.

	Millions of yen
	Year ended March 31
	2011		2012		2013
Balance at beginning of year	¥501,554		¥461,966		¥490,986
Net change during the year	(39,588	)(1)	29,020	(2)	31,234	(3)

Balance at end of year	¥461,966		¥490,986		¥522,220

(1)	Includes negative ¥33,523 million related to foreign subsidiaries which is mainly due to an effect of utilized loss carryforwards in certain U.S. subsidiaries, negative ¥2,657 million and negative ¥3,408 million related to Japanese subsidiaries and the Company, respectively, which is due mainly to a result of a review of future realizable value for the deferred tax assets previously recorded. In total, ¥39,588 million of allowances decreased for the year ended March 31, 2011.
(2)	Includes ¥24,715 million related to foreign subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, ¥20,014 million related to Japanese subsidiaries which is mainly due to the effect of the conversion of Nomura Land and Building Co., Ltd. into a subsidiary of Nomura Holdings, Inc., and negative ¥15,709 million related to the Company which is due mainly to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥29,020 million of allowances increased for the year ended March 31, 2012.
(3)	Includes ¥52,862 million related to foreign subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, negative ¥22,903 million related to the de-consolidation of Nomura Real Estate Holdings into an equity method affiliate, and ¥1,275 million related to Japanese subsidiaries and the Company, which is determined based on a review of future realizable value. In total, ¥31,234 million of allowances increased for the year ended March 31, 2013.

Summarizes major jurisdictions subject to examination

Under Hong Kong Special Administrative Region (“Hong Kong”) tax law, the statute of limitation does not apply if the entity records a tax loss, thus not stated in below table.

Jurisdiction	Year
Japan	2008	(1)
U.K.	2012
U.S.	2009

(1)	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2007.